ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2020 USD ($) item	Jan. 02, 2020	Dec. 31, 2019 item
Organization and presentation activities
Proceeds from issuance of ordinary shares in Hong Kong public offering	¥ 6,018	¥ 6,018	$ 922
legacy Huazhu | Minimum
Organization and presentation activities
Term of franchise and management agreement		8 years	8 years
legacy Huazhu | Maximum
Organization and presentation activities
Term of franchise and management agreement		10 years	10 years
Leased and owned hotels
Organization and presentation activities
Number of hotels		753	753		688
Manachised hotels
Organization and presentation activities
Number of hotels		5,746	5,746		4,519
Manachised hotels | legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement		15 years	15 years
Manachised hotels | legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement		20 years	20 years
Franchised hotels
Organization and presentation activities
Number of hotels		290	290		411
Franchised hotels | legacy DH | Minimum
Organization and presentation activities
Term of franchise and management agreement		10 years	10 years
Franchised hotels | legacy DH | Maximum
Organization and presentation activities
Term of franchise and management agreement		15 years	15 years
Deutsche Hospitality
Organization and presentation activities
Percent of ownership acquired (as percent)				100.00%